PROPERTY, PLANT AND EQUIPMENT, NET (Details Narrative) - USD ($)	6 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Property, Plant and Equipment [Abstract]
Depreciation expenses	$ 5,666	$ 1,603